Inventories, Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventories	$ 7,130	$ 6,208
Advances for working capital purposes	2,950	7,250
Insurance claims	2,808	4,785
Voyage charters deferred contract costs and other	378	791
Total inventories, prepaid expenses and other current assets	$ 13,266	$ 19,034